Note 12 - Significant Customers and Industry Segment Information	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
(
1
0
)
Significant
Customer and
Industry Segment Information

The Company has
two
reportable segments: Giga-tronics Division and Microsource.

●
The Giga-tronics Division historically produced a broad line of test and measurement equipment used primarily for the design, production, repair and maintenance of products in aerospace, telecommunications, RADAR, and electronic warfare. The Company completed the divestiture of its switch and legacy product lines, and is now solely focused on producing the ASG and the ASA.

●	Microsource primarily develops and manufactures YIG RADAR filters used in fighter jet aircraft for two prime contractors.

The tables below present information for the
two
reportable segments:

	Three Month Periods Ended			Three Month Periods Ended
(In thousands)	At June 30 , 201 8	June 30 , 201 8		At June 2 4 , 201 7	June 2 4 , 201 7
	Assets	Net Sales	Net Income (Loss)	Assets	Net Sales	Net Income (Loss)
Giga-tronics Division	$4,418	$38	$(1559)	$6,153	$297	$(1,849)
Microsource	1,953	1,061	1,272	2,907	1,694	591
Total	$6,371	$1,099	$(287)	$9,060	$1,991	$(1,258)

During the
first
quarter of fiscal
2019,
one
customer accounted for
64%
of the Company’s consolidated revenues and was included in the Microsource segment. A second
customer accounted for
31%
and was also included in the Microsource segment. During the first
quarter of fiscal
2018,
one
customer accounted for
43%
of the Company’s consolidated revenues and was included in the Microsource segment. A second
customer accounted for
37%
and was also included in the Microsource segment.

12	Significant Customers and Industry Segment Information

The Company has
two
reportable segments: Microsource and the Giga-tronics Division. Microsource develops and manufactures a broad line of Yttrium, Iron and Garnet (YIG) tuned oscillators, filters and microwave synthesizers, which are used in a wide variety of microwave instruments or devices. Microsource’s two
largest customers are prime contractors for which it develops and manufactures YIG RADAR filters used in fighter jet aircraft.

The Giga-tronics Division designs, manufactures and markets a family of modular test products for use primarily in the electronic warfare (EW) segment of the defense electronics market. These modular test products are used for the construction of test and emulation systems used to validate the performance of EW equipment. Giga-tronics Division customers include major prime defense contractors, the armed services (primarily in the U.S) and research institutes. This product platform for EW test & simulation applications (formerly referred to as “Hydra”) has been the Company’s principal new product development initiative since
2011
within the test & measurement equipment marketplace, replacing its broad product line of general purpose benchtop test & measurement products used for the design, production, repair and maintenance of products in the aerospace and telecommunications equipment marketplace. The substantial majority of these legacy product lines which the Company produced over the previous
35
years were sold by the Company between
2013
and
2016
in order to fund, in part, the Company’s operations and to develop the EW test product platform.

The accounting policies for the segments are the same as those described in the "Summary of Significant Accounting Policies". The Company evaluates the performance of its segments and allocates resources to them based on earnings before income taxes. Segment net sales include sales to external customers. Inter-segment activities are eliminated in consolidation. Assets include accounts receivable, inventories, equipment, cash, deferred income taxes, prepaid expenses and other long- term assets. The Company accounts for inter-segment sales and transfers at terms that allow a reasonable profit to the seller. During the periods reported there were no
significant inter-segment sales or transfers.

The Company's reportable operating segments are strategic business units that offer different products and services. They are managed separately because each business utilizes different technology and requires different accounting systems. The Company’s chief operating decision maker is considered to be the Company’s Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues and pre-tax income or loss by operating segment.

The tables below present information for the fiscal years ended in
2018
and
2017.

March 31 , 201 8 (Dollars in thousands)	Giga-tronics Division	Microsource	Total
Revenue	$2,737	$7,063	$9,800
Interest expense, net	(461)	—	(461)
Depreciation and amortization	1,116	1	1,117
Capital expenditures	(688)	—	(688)
Income/(Loss) before income taxes	(5,847)	2,748	(3,099)
Assets	5,253	3,178	8,431

March 2 5 , 201 7 (Dollars in thousands)	Giga-tronics Division	Microsource	Total
Revenue	$8,021	$8,246	$16,267
Interest expense, net	133	—	133
Depreciation and amortization	820	7	827
Capital expenditures	41	—	41
Income/(Loss) before income taxes	(2,702)	1,158	(1,544)
Assets	6,433	2,641	9,074

The Company’s Giga-tronics Division and Microsource segments sell to agencies of the U.S. government and U.S. defense- related customers. In fiscal
2018
and
2017,
U.S. government and U.S. defense-related customers accounted for
88%
and
78%
of sales, respectively. During fiscal
2018,
the Boeing Company accounted for
29%
of the Company’s consolidated revenues and was included in the Microsource segment. A second
customer, CSRA LLC (CSRA acted as Prime Contractor for the United States Navy) accounted for
20%
of the Company’s consolidated revenues during fiscal
2018
and was included in the Giga-tronics Division reporting segment. A third
customer, Lockheed Martin accounted for
41%
of the Company’s revenue and was included in the Microsource segment.

During fiscal
2017,
the Boeing Company accounted for
33%
of our consolidated revenues and was included in the Microsource reporting segment. A second
customer, CSRA LLC (CSRA acted as Prime Contractor for the United States Navy) accounted for
20%
of our consolidated revenues during fiscal
2017
and was included in the Giga-tronics Division reporting segment. A third
customer, Lockheed Martin accounted for
14%
of the Company’s revenue and was included in the Microsource segment.

Export sales accounted for
8%
and
2%
of the Company’s sales in fiscal
2018
and
2017,
respectively. Export sales by geographical area for these fiscal years are shown below:

(Dollars in thousands)	March 31 , 201 8	March 2 5 , 201 7
Americas	$—	$—
Europe	40	249
Asia	—	15
Rest of world	702	64
Total	$742	$328